Note 14 - Capital and Other Components of Equity - Warrants Outstanding (Details) - CAD ($)		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Feb. 21, 2017
Statement Line Items [Line Items]
Warrants and rights outstanding						$ 144,000
May 2018 public offering warrants 2018 [member]
Statement Line Items [Line Items]
Warrants (in shares)	[1]	10,188,100
Warrants and rights outstanding	[1]	$ 8,246,000
Series December 2017 US public offering warrants 2017 [member]
Statement Line Items [Line Items]
Warrants (in shares)	[2]	9,801,861	9,802,935
Warrants and rights outstanding	[2]	$ 8,017,000	$ 6,405,000
Series 8 December 2013 Public offering warrants related to liability [member]
Statement Line Items [Line Items]
Warrants (in shares)	[3]		18,400,000	18,400,000	18,400,000
Warrants and rights outstanding	[3]		$ 21,000	$ 209,000	$ 187,000
Warrants relating to liabilities [member]
Statement Line Items [Line Items]
Warrants (in shares)		19,989,961	28,202,935	18,400,000	18,400,000
Warrants and rights outstanding		$ 16,263,000	$ 6,426,000	$ 209,000	$ 187,000
Warrants issued to broker in May 2018 public offering [Member]
Statement Line Items [Line Items]
Warrants (in shares)	[4]	547,975
Warrants and rights outstanding	[4]	$ 283,000
Warrants issued to broker in December 2017 public offering [Member]
Statement Line Items [Line Items]
Warrants (in shares)	[5]	495,050	495,050
Warrants and rights outstanding	[5]	$ 406,000	$ 406,000
Public offering warrants February 2017, equity portion [member]
Statement Line Items [Line Items]
Warrants (in shares)	[6]	1,904,034	1,904,034	1,965,259	1,965,259
Warrants and rights outstanding	[6]
The 2017 Unsecured convertible debenture conversion option and contingent warrant related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)	[7]	1,052,630	1,052,630	1,052,630	1,052,630
Warrants and rights outstanding	[7]	$ 309,000	$ 309,000	$ 309,000	$ 309,000
Series 9 Private Placement warrants 2013 related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)	[8]		161,654	161,654	161,654
Warrants and rights outstanding	[8]
Series 2017-BW Broker warrants related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)	[9]			234,992	234,992
Warrants and rights outstanding	[9]			$ 144,000	$ 144,000
Warrants related to equity [member]
Statement Line Items [Line Items]
Warrants (in shares)		3,999,689	3,613,368	3,414,535	3,414,535
Warrants and rights outstanding		$ 998,000	$ 715,000	$ 453,000	$ 453,000

[1]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.31, expiring on May 9, 2023.
[2]	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.26, expiring on December 27, 2022.
[3]	In order to obtain one Common Share of the Corporation at an exercise price of US$15.00, 10 warrants must be exercised. Warrants expired on December 3, 2018.
[4]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.05, expiring on May 9, 2023.
[5]	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.2625, expiring on December 27, 2022.
[6]	Warrant to acquire one Common Share of the Corporation at an exercise price of $2.15, expiring on February 21, 2022.
[7]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.90 expiring on February 21, 2020, net of deferred tax expense of $129. Exercisable only for any portion of or all debentures paid by the Corporation prior to maturity.
[8]	Warrant to acquire one Common Share of the Corporation at an exercise price of $13.30, expired on December 3, 2018.
[9]	Warrant to acquire one Common Share of the Corporation at an exercise price of 2.15 expiring on February 21, 2018. 117,496 warrants amounted to $71 were exercised in November 2017 and 117,496 warrants expired on February 21, 2018